PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 22,150	$ 19,930
Less: accumulated depreciation and amortization	9,436	7,750
Property and equipment, net	12,714	12,180
Depreciation and amortization expenses, continued operations	3,093	2,674	$ 2,110
Depreciation expenses, discontinued operations			$ 460
Impairment charges of asset that will no longer be in use	159	632
Impairment charges recorded as a result of certain abondon projects	3,390
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,775	11,596
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,837	2,397
Impairment charges of asset that will no longer be in use	159
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,981	5,937
Impairment charges of asset that will no longer be in use		$ 632
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 557